UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:     811-21123

AGILEX Funds

(Exact name of registrant as specified in charter)

200 East Broward Boulevard, Suite 920
Fort Lauderdale, Florida 33301

(Address of principal executive offices)           (Zip code)

Robert M. Gunville, President

AGILEX Funds
200 East Broward Boulevard, Suite 920
Fort Lauderdale, Florida 33301

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 617-1700

Date of fiscal year end: 12/31/2005

Date of reporting period: 06/30/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

AGILEX FUNDS

AGILEX Principal Protected 500 Series I

AGILEX Principal Protected 100 Series I

AGILEX Principal Protected 2000 Series I

AGILEX Principal Protected 400 Series I

AGILEX Principal Protected LS Series I

AGILEX 500 Protected Growth Fund II

AGILEX 100 Protected Growth Fund II

AGILEX 400 Protected Growth Fund II

AGILEX 2000 Protected Growth Fund II

AGILEX Total Index Protected Growth Fund II

AGILEX LS Protected Growth Fund II

AGILEX Total Index Growth Fund III

SEMI-ANNUAL REPORT
JUNE 30, 2005

Table of Contents

Semi-Annual Report to Shareholders	i
Principal Protection Feature	ii
Expense Examples
Principal Protected 500 Series I Fund	1
Principal Protected 100 Series I Fund	2
Principal Protected 2000 Series I Fund	3
Principal Protected 400 Series I Fund	4
Principal Protected LS Series I Fund	5
500 Protected Growth Fund II	6
100 Protected Growth Fund II	7
400 Protected Growth Fund II	8
2000 Protected Growth Fund II	9
Total Index Protected Growth Fund II	10
LS Protected Growth Fund II	11
Total Index Growth Fund III	12
Schedule of Investments
Principal Protected 500 Series I Fund	13
Principal Protected 100 Series I Fund	14
Principal Protected 2000 Series I Fund	15
Principal Protected 400 Series I Fund	16
Principal Protected LS Series I Fund	17
500 Protected Growth Fund II	18
100 Protected Growth Fund II	19
400 Protected Growth Fund II	20
2000 Protected Growth Fund II	21
Total Index Protected Growth Fund II	22
LS Protected Growth Fund II	23
Total Index Growth Fund III	24
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	35
Notes to Financial Statements	47
Proxy Voting Policies and Procedures	52

AGILEX Funds
Semi-Annual Report to Shareholders
June 30, 2005

First of all we would like to thank all of our shareholders for your continued patience during the first six months of 2005. The financial markets thus far this year continue to be a challenging environment.

The challenges thus far in 2005 have come on an array of fronts. Foremost has been the continued rise in short-term interest rates as the Federal Reserve continues their stair-step approach in raising the Fed Funds rates to choke off excessive economic growth and the abatement of the ills of potential inflation. Oil and housing continue to be targeted by the Fed as potential inflation problem areas. Crude oil recently topped $60 a barrel while housing prices, in some areas, appreciated by as much as 10% a month. While the economy is still expanding the effect of higher energy prices eventually will curtail growth. When that occurs, the Fed should loosen their restrictive monetary policy, which, in our opinion, will eventually be a confidence booster for all stock market participants.

With interest rates rising, and daily fluctuations in the bond market, the Funds daily net asset values are impacted due to the large position in Zero Coupon Bonds that each portfolio maintains for principal protection at maturity. However, as the bonds get closer to maturity the impact declines. Keep in mind that the funds have maintained, and expect to maintain, their investment in U.S. Treasuries in an amount sufficient to pay each investor back at least the principal protected amount on the principal protection maturity date.

The first six months of 2005 has been a period of digestion for the stock market as the gains from the last two years have given way to a plodding, range bound market. This has been caused by the effects of higher interest rates, higher oil prices and the re-injection of terrorism into investor’s psyche. Keep in mind that one year ago the market bottomed, August 12, 2004, and the gains from those levels in the market have been impressive with the Dow Industrials up 8.9% and the NASDAQ Composite up over 20%. However, the market has been lethargic and continues to wait for its next boost of energy, which falling oil prices and the Fed signaling that they are finished raising rates could bring.

The three broad indicators we use to navigate the market and guide our investment strategy have been quite accurate in the first six months of 2005. The indicators, valuation, monetary and especially psychology, have guided us in and out of the market thus far in 2005. We started the year minimally invested but we have gradually increased exposure. We have been able to take profits and build our investable cash levels over the course of the first six months. Currently, we have slight bias to the long side in the portfolios as both our psychology and monetary indicators we utilize to guide our market exposure levels are slightly negative. However, our valuation indicator remains in a positive stance, which should mute any sizeable decline in the market. When the monetary and psychology indicators repair themselves we will once again re-enter the market. We remain very constructive on the prospects of the market over time.

It is still our belief that over time our ability to transition in and out of the market at opportune times will allow us to capture performance. We have been able to do this thus far in 2005 although it is not reflective in the current net asset values of the funds, for the reasons described earlier. However, our philosophy of taking profits when presented with them in order to build investable cash has been achieved thus far in 2005. When we determine it is time to re-enter the market on a large scale we expect to have greater cash at our disposal, which should provide the impetus for upward movement in net asset values.

In conclusion, we remain optimistic on the market over time, and remain confident that our methodology will successfully guide our investment approach to the markets. We are biding our time until our indicators tell us to re-enter the market in a favorable fashion. We do want to once again thank our shareholders and ask you to stay the course and allow us the opportunity to perform to our stated investment objective for the Funds:

“To meet or exceed the performance of the benchmark over a seven-year period in absolute returns. To protect a shareholder’s Protected Amount at the end of the same seven-year period.”

We will continue to provide you with monthly updates which can be found in the commentary section of our website at www.agilexfunds.com.

Best regards,

Bill O’Hearn
Portfolio Manager

i

AGILEX Funds
Principal Protection Feature
June 30, 2005

Your Protected Amount will equal 90% (100% for Series I) of your initial investment, including any sales load charged on the purchase of shares of the Fund, as of the Investment Date. You may not increase your Protected Amount in a Fund during the seven-year period between the Investment Date and the Principal Protection Maturity Date. There are conditions to this Principal Protection Feature that, if not met, may reduce your Protected Amount. The following conditions apply to the receipt of your Protected Amount on the Principal Protection Maturity Date:

You may not redeem (sell) or exchange any of your shares of a Fund prior to the Principal Protection Maturity Date. Although you may redeem or exchange shares of a Fund at NAV at any time, any such redemption or exchange will reduce your Protected Amount by the same percentage amount as the reduction of your current investment in the Fund, including the amount of the redemption. Further, if you redeem all of your shares in a Fund prior to the Principal Protected Maturity Date, you will not be entitled to any amount under the Principal Protection Feature.

Your dividends and other distributions from a Fund must be automatically reinvested in additional shares of the Fund in order for you to receive your Protected Amount on the Principal Protection Maturity Date. If you elect to receive any dividends or other distributions in cash, your Protected Amount will be reduced by the same percentage amount at the dividend or other distribution represents of your total account value as of the date the dividend or other distribution is declared.

In addition, you may not receive your Protected Amount at the Principal Protection Maturity Date if:

Each Fund has insufficient other assets to pay its expenses, including extraordinary expenses, if any, thereby causing the Fund to sell Designated Treasury Securities prior to the Principal Protection Maturity Date; however, each Fund typically will maintain a cash reserve of approximately 5% of its net assets for the purpose of paying its expenses.

Each Fund’s performance was negatively affected by, among other things, the higher than anticipated expenses of its operations, including higher than expected legal/administration and other expenses and its relatively small asset size, which makes it difficult to realize economies of sale. However, we have taken a number of steps to seek to reduce those expenses and expect to realize savings from these efforts beginning in 2005. While each fund’s performance has lagged its benchmark and its overall expenses to date have been higher than anticipated, it is important to note that the fund has maintained, and expects to continue to maintain, its investments in U.S. Treasury securities in an amount sufficient to pay you at least your Protected Amount on the Principal Protection Maturity Date.

ii

AGILEX FUNDS
Principal Protected 500 Series I
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	81.56%
Options	10.81%
Total Investments	92.37%
Cash and other assets, less liabilities	7.63%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual - Blue Shares	$1,000.00	$987.70	$30.11
Hypothetical - Blue Shares
(5% return before expenses)	1,000.00	994.45	30.21

Actual - Green Shares	$1,000.00	$985.60	$30.08
Hypothetical - Green Shares
(5 % return before expenses)	1,000.00	994.45	30.21

*
Expenses are equal to the Fund’s annualized expense ratio of 6.11%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (1.23)% for Blue Shares and (1.44)% for Green Shares for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
Principal Protected 100 Series I
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	88.63%
Options	4.33%
Total Investments	92.96%
Cash and other assets, less liabilities	7.04%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual - Blue Shares	$1,000.00	$977.70	$28.15
Hypothetical - Blue Shares
(5 % return before expenses)	1,000.00	996.30	28.41

Actual - Green Shares	$1,000.00	$980.90	$28.19
Hypothetical - Green Shares
(5 % return before expenses)	1,000.00	996.30	28.41

*
Expenses are equal to the Fund’s annualized expense ratio of 5.74%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (2.23)% for Blue Shares and (1.91)% for Green Shares for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
Principal Protected 2000 Series I
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	75.30%
Options	10.61%
Total Investments	85.91%
Cash and other assets, less liabilities	14.09%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual - Blue Shares	$1,000.00	$942.00	$30.82
Hypothetical - Blue Shares
(5 % return before expenses)	1,000.00	993.00	31.63

Actual - Green Shares	$1,000.00	$944.90	$30.86
Hypothetical - Green Shares
(5 % return before expenses)	1,000.00	993.00	31.63

*
Expenses are equal to the Fund’s annualized expense ratio of 6.40%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (5.80)% for Blue Shares and (5.51)% for Green Shares for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
Principal Protected 400 Series I
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	70.08%
Options	17.98%
Total Investments	88.06%
Cash and other assets, less liabilities	11.94%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual - Blue Shares	$1,000.00	$1,006.10	$31.83
Hypothetical - Blue Shares
(5% return before expenses)	1,000.00	993.00	31.63

Actual - Green Shares	$1,000.00	$1,009.10	$31.88
Hypothetical - Green Shares
(5% return before expenses)	1,000.00	993.00	31.63

*
Expenses are equal to the Fund’s annualized expense ratio of 6.40%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 0.61% for Blue Shares and 0.91% for Green Shares for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
Principal Protected LS Series I
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	69.51%
Options	17.51%
Total Investments	87.02%
Cash and other assets, less liabilities	12.98%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual - Blue Shares	$1,000.00	$976.00	$25.82
Hypothetical - Blue Shares
(5 % return before expenses)	1,000.00	998.65	26.12

Actual - Green Shares	$1,000.00	$976.00	$25.82
Hypothetical - Green Shares
(5 % return before expenses)	1,000.00	998.65	26.12

*
Expenses are equal to the Fund’s annualized expense ratio of 5.27%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (2.40)% for Blue Shares and (2.40)% for Green Shares for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
500 Protected Growth Fund Series II
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	66.77%
Options	17.81%
Total Investments	84.58%
Cash and other assets, less liabilities	15.42%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual - Blue Shares	$1,000.00	$1,011.80	$24.44
Hypothetical - Blue Shares
(5% return before expenses)	1,000.00	1,000.50	24.30

*
Expenses are equal to the Fund’s annualized expense ratio of 4.90%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.18% for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
100 Protected Growth Fund Series II
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	76.37%
Options	4.61%
Total Investments	80.98%
Cash and other assets, less liabilities	19.02%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual	$1,000.00	$957.50	$24.02
Hypothetical
(5% return before expenses)	1,000.00	1,000.25	24.55

*
Expenses are equal to the Fund’s annualized expense ratio of 4.95%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (4.25)% for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
400 Protected Growth Fund Series II
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	66.61%
Options	21.33%
Total Investments	87.94%
Cash and other assets, less liabilities	12.06%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual	$1,000.00	$1,022.00	$25.37
Hypothetical
(5% return before expenses)	1,000.00	999.70	25.09

*
Expenses are equal to the Fund’s annualized expense ratio of 5.06%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.20% for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
2000 Protected Growth Fund Series II
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	72.57%
Options	13.58%
Total Investments	86.15%
Cash and other assets, less liabilities	13.85%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual	$1,000.00	$954.90	$24.14
Hypothetical
(5% return before expenses)	1,000.00	1,000.10	24.70

*
Expenses are equal to the Fund’s annualized expense ratio of 4.98%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (4.51)% for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
Total Index Protected Growth Fund Series II
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	69.29%
Options	21.51%
Total Investments	90.80%
Cash and other assets, less liabilities	9.20%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual	$1,000.00	$974.20	$26.19
Hypothetical
(5% return before expenses)	1,000.00	998.25	26.51

*
Expenses are equal to the Fund’s annualized expense ratio of 5.35%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (2.58)% for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
LS Protected Growth Fund Series II
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	55.12%
Options	28.65%
Total Investments	83.77%
Cash and other assets, less liabilities	16.23%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual	$1,000.00	$960.60	$23.58
Hypothetical
(5% return before expenses)	1,000.00	1,000.75	24.06

*
Expenses are equal to the Fund’s annualized expense ratio of 4.85%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (3.94)% for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
Total Index Growth Fund Series III
June 30, 2005 (Unaudited)

PORTFOLIO COMPOSITION:

U.S. Treasury Security	61.31%
Options	22.34%
Total Investments	83.65%
Cash and other assets, less liabilities	16.35%
Net Assets	100.00%

EXPENSE EXAMPLE:

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005, through June 30, 2005.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

			Expenses Paid
			During Period*
	Beginning	Ending	January 1, 2005
	Account Value	Account Value	Through
	January 1, 2005	June 30, 2005	June 30, 2005
Actual	$1,000.00	$977.60	$27.41
Hypothetical
(5% return before expenses)	1,000.00	997.03	27.68

*
Expenses are equal to the Fund’s annualized expense ratio of 5.59%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of (2.24)% for the six-month period of January 1, 2005, to June 30, 2005.

AGILEX FUNDS
Principal Protected 500 Series I: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 81.56%
U.S. Treasury Security — 81.56%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $1,671,836)	$1,963,500	$1,646,260

	Number of
	Contracts
Options — 10.81%
Call Option — 7.09%
S&P 500 Composite Stock Index
June 2006, strike price @$1,100
(Cost $154,530)	10	143,100

Put Option — 3.72%
S&P 500 Composite Stock Index
December 2005, strike price @$1,350
(Cost $64,015)	5	75,000

Total Options		218,100
(Cost $218,545)

Total Investments — 92.37%		1,864,360
(Cost $1,890,381)

Cash and other assets
less liabilities — 7.63%		153,971
TOTAL NET ASSETS — 100%		$2,018,331

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Principal Protected 100 Series I: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 88.63%
U.S. Treasury Security — 88.63%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $966,775)	$1,135,500	$952,029

	Number of
	Contracts
Option — 4.33%
Call Option — 4.33%
Nasdaq 100 Index Tracking Stock (QQQ)
January 2007, strike price @$30
(Cost $51,650)	50	46,500

Total Investments — 92.96%		998,529
(Cost $1,018,425)

Cash and other assets
less liabilities — 7.04%		75,614
TOTAL NET ASSETS — 100%		$1,074,143

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Principal Protected 2000 Series I: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 75.30%
U.S. Treasury Security — 75.30%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $612,583)	$719,500	$603,245

	Number of
	Contracts
Option — 10.61%
Call Option — 10.61%
Russell 2000 Index
January 2007, strike price @$50
(Cost $85,650)	50	85,000

Total Investments — 85.91%		688,245
(Cost $698,233)

Cash and other assets
less liabilities — 14.09%		112,908
TOTAL NET ASSETS — 100%		$801,153

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Principal Protected 400 Series I: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 70.08%
U.S. Treasury Security — 70.08%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $580,240)	$681,500	$571,385

	Number of
	Contracts
Options — 17.98%
Call Option — 12.99%
S&P Mid-Cap 400 Index
March 2006, strike price @$600
(Cost $104,530)	10	105,900

Put Option — 4.99%
S&P Mid-Cap 400 Index
December 2005, strike price @$720
(Cost $38,730)	10	40,700

Total Options		146,600
(Cost $143,260)

Total Investments — 88.06%		717,985
(Cost $723,500)

Cash and other assets
less liabilities — 11.94%		97,313
TOTAL NET ASSETS — 100%		$815,298

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Principal Protected LS Series I: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 69.51%
U.S. Treasury Security — 69.51%
U.S. Treasury Strips
0.00%, due 05/15/10
(Cost $351,627)	$413,000	$346,269

	Number of
	Contracts
Options — 17.51%
Call Option — 11.49%
S&P 500 Composite Stock Index
June 2006, strike price @$1,100
(Cost $61,812)	4	57,240

Put Option — 6.02%
S&P 500 Composite Stock Index
December 2005, strike price @$1,350
(Cost $28,066)	2	30,000

Total Options		87,240
(Cost $89,878)

Total Investments — 87.02%		433,509
(Cost $441,505)

Cash and other assets
less liabilities — 12.98%		64,684
TOTAL NET ASSETS — 100%		$498,193

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
500 Protected Growth Fund II: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 66.77%
U.S. Treasury Security — 66.77%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $801,602)	$990,500	$817,728

	Number of
	Contracts
Options — 17.81%
Call Option — 11.69%
S&P 500 Composite Stock Index
June 2006, strike price @$1,100
(Cost $154,530)	10	143,100

Put Option — 6.12%
S&P 500 Composite Stock Index
December 2005, strike price @$1,350
(Cost $64,015)	5	75,000

Total Options		218,100
(Cost $218,545)

Total Investments — 84.58%		1,035,828
(Cost $1,020,147)

Cash and other assets
less liabilities — 15.42%		188,949
TOTAL NET ASSETS — 100%		$1,224,777

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
100 Protected Growth Fund II: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 76.37%
U.S. Treasury Security — 76.37%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $755,932)	$934,000	$771,083

	Number of
	Contracts
Option — 4.61%
Call Option — 4.61%
Nasdaq 100 Index Tracking Stock (QQQ)
January 2007, strike price @$30
(Cost $51,650)	50	46,500

Total Investments — 80.98%		817,583
(Cost $807,582)

Cash and other assets
less liabilities — 19.02%		192,059
TOTAL NET ASSETS — 100%		$1,009,642

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
400 Protected Growth Fund II: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 66.61%
U.S. Treasury Security — 66.61%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $448,771)	$554,500	$457,779

	Number of
	Contracts
Options — 21.33%
Call Option — 15.41%
S&P Mid-Cap 400 Index
March 2006, strike price @$600
(Cost $104,530)	10	105,900

Put Option — 5.92%
S&P Mid-Cap 400 Index
December 2005, strike price @$720
(Cost $38,730)	10	40,700

Total Options		146,600
(Cost $143,260)

Total Investments — 87.94%		604,379
(Cost $592,031)

Cash and other assets
less liabilities — 12.06%		82,865
TOTAL NET ASSETS — 100%		$687,244

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
2000 Protected Growth Fund II: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 72.57%
U.S. Treasury Security — 72.57%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $445,163)	$550,000	$454,064

	Number of
	Contracts
Option — 13.58%
Call Option — 13.58%
Russell 2000 Index
January 2007, strike price @$50
(Cost $85,650)	50	85,000

Total Investments — 86.15%		539,064
(Cost $530,813)

Cash and other assets
less liabilities — 13.85%		86,627
TOTAL NET ASSETS — 100%		$625,691

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Total Index Protected Growth Fund II: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 69.29%
U.S. Treasury Security — 69.29%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $2,920,808)	$3,609,000	$2,979,486

	Number of
	Contracts
Options — 21.51%
Call Options —13.11%
S&P Mid-Cap 400 Index
March 2006, strike price @$600	15	158,850

S&P 500 Composite Stock Index
June 2006, strike price @$1,075	25	404,750
Total Call Options (Cost $569,420)		563,600

Put Options — 8.40%
S&P Mid-Cap 400 Index
December 2005, strike price @$720	15	61,050

S&P 500 Composite Stock Index
December 2005, strike price @$1,350	20	300,000
Total Put Options (Cost $315,755)		361,050

Total Options		924,650
(Cost $885,175)
Total Investments —90.80%		3,904,136
(Cost $3,805,983)
Cash and other assets
less liabilities —9.20%		395,624
TOTAL NET ASSETS — 100%		$4,299,760

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
LS Protected Growth Fund II: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 55.12%
U.S. Treasury Security — 55.12%
U.S. Treasury Strips
0.00%, due 11/15/10
(Cost $137,574)	$170,000	$140,347

	Number of
	Contracts
Options — 28.65%
Call Options — 16.87%
S&P Composite Stock Index
June 2006, strike price @$1,100
(Cost $46,359)	3	42,930

Put Options — 11.78%
S&P 500 Composite Stock Index
December 2005, strike price @$1,350
(Cost $28,066)	2	30,000

Total Options		72,930
(Cost $74,425)

Total Investments — 83.77%		213,277
(Cost $211,999)

Cash and other assets
less liabilities — 16.23%		41,325
TOTAL NET ASSETS — 100%		$254,602

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
Total Index Growth Fund III: Schedule of Investments
June 30, 2005 (Unaudited)

	Face
	Amount	Value
Fixed Income Security — 61.31%
U.S. Treasury Security — 61.31%
U.S. Treasury Strips
0.00%, due 5/15/11
(Cost $2,423,956)	$3,162,000	$2,537,821

	Number of
	Contracts
Options — 22.34%
Call Options — 13.62%
S&P Mid-Cap 400 Index
March 2006, strike price @$600	15	158,850

S&P 500 Composite Stock Index
June 2006, strike price @$1,075	25	404,750
Total Call Options (Cost $567,920)		563,600

Put Options — 8.72%
S&P Mid-Cap 400 Index
December 2005, strike price @$720	15	61,050

S&P 500 Composite Stock Index
December 2005, strike price @$1,350	20	300,000
Total Put Options (Cost $315,755)		361,050

Total Options		924,650
(Cost $883,675)
Total Investments — 83.65%		3,462,471
(Cost $3,307,631)

Cash and other assets
less liabilities — 16.35%		676,592
TOTAL NET ASSETS — 100%		$4,139,063

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

	Principal	Principal	Principal	Principal	Principal
	Protected	Protected	Protected	Protected	Protected
	500 Series I	100 Series I	2000 Series I	400 Series I	LS Series I
ASSETS:
Investment Securities at Cost	$1,671,836	$966,775	$612,583	$580,240	$351,627
Options Purchased at Cost	218,545	51,650	85,650	143,260	89,878
Total Cost	$1,890,381	$1,018,425	$698,233	$723,500	$441,505

Investment Securities at Value	$1,646,260	$952,029	$603,245	$571,385	$346,269
Options Purchased at Value	218,100	46,500	85,000	146,600	87,240
Cash	211,521	119,840	153,194	138,939	82,088
Prepaid Expenses	2,488	1,225	945	986	733
Total Assets	2,078,369	1,119,594	842,384	857,910	516,330

LIABILITIES:
Capital Shares Redeemed	24,470	23,507	24,847	25,842	—
Other Payables:
Administrative	12,068	3,941	5,301	5,716	2,916
Advisory Fees	957	500	380	395	62
Distribution and Service Fees	1,532	779	619	637	358
Trustees' Fees	4,235	2,271	1,716	1,777	2,279
Professional Services	16,776	14,453	8,368	8,245	12,522
Total Liabilities	60,038	45,451	41,231	42,612	18,137
Net Assets	$2,018,331	$1,074,143	$801,153	$815,298	$498,193

NET ASSETS CONSIST OF:
Paid-in Capital	$2,102,796	$1,221,412	$842,553	$815,210	$541,429
Undistributed Net Investment Loss	(43,461)	(17,622)	(18,871)	(19,956)	(9,391)
Accumulated Net Realized Gain (Loss)	(14,983)	(109,751)	(12,541)	25,559	(25,849)
Net Unrealized Appreciation (Depreciation)	(26,021)	(19,896)	(9,988)	(5,515)	(7,996)
Total Net Assets	$2,018,331	$1,074,143	$801,153	$815,298	$498,193

MAXIMUM OFFERING PRICE PER SHARE:
BLUE SHARES:
Net Assets	$2,014,966	$1,070,901	$797,725	$811,730	$494,829
Shares Outstanding (unlimited authorized,
$.01 par value)	208,861	116,343	84,711	81,444	52,990
NET ASSET VALUE PER SHARE	$9.65	$9.20	$9.42	$9.97	$9.34

MAXIMUM OFFERING PRICE PER SHARE
(Net Asset Value Per Share/(100% —
4.25% offering price)	$10.08	$9.61	$9.84	$10.41	$9.75

GREEN SHARES:
Net Assets	$3,365	$3,242	$3,428	$3,568	$3,364
Shares Outstanding (unlimited authorized,
$.01 par value)	350	352	363	357	360
NET ASSET VALUE PER SHARE	$9.61	$9.22	$9.44	$9.99	$9.34

MAXIMUM OFFERING PRICE PER SHARE
(Net Asset Value Per Share/(100% —
3.25% offering price)	$9.93	$9.53	$9.76	$10.33	$9.65

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

	500	100	400	2000	Total Index	LS	Total
	Protected	Protected	Protected	Protected	Protected	Protected	Index
	Growth	Growth	Growth	Growth	Growth	Growth	Growth
	Fund II	Fund II	Fund II	Fund II	Fund II	Fund II	Fund III
ASSETS:
Investment Securities at Cost	$801,602	$755,932	$448,771	$445,163	$2,920,808	$137,574	$2,423,956
Options Purchased at Cost	218,545	51,650	143,260	85,650	885,175	74,425	883,675
Total Cost	$1,020,147	$807,582	$592,031	$530,813	$3,805,983	$211,999	$3,307,631

Investment Securities at Value	$817,728	$771,083	$457,779	$454,064	$2,979,486	$140,347	$2,537,821
Options Purchased at Value	218,100	46,500	146,600	85,000	924,650	72,930	924,650
Cash	214,435	205,343	95,013	98,747	432,313	43,600	702,695
Prepaid Expenses	1,160	925	646	557	4,194	258	4,866
Total Assets	1,251,423	1,023,851	700,038	638,368	4,340,643	257,135	4,170,032

LIABILITIES:
Capital Shares Redeemed	19,717	8,387	10,209	9,283	18,973	—	19,907
Other Payables:
Administrative	1,712	1,367	930	843	5,793	341	—
Advisory Fees	162	573	108	222	1,216	20	245
Distribution and Service Fees	1,006	819	557	503	3,445	204	3,409
Trustees' Fees	1,884	1,471	956	910	7,837	1,072	7,048
Professional Services	2,165	1,592	34	916	3,619	896	360
Total Liabilities	26,646	14,209	12,794	12,677	40,883	2,533	30,969
Net Assets	$1,224,777	$1,009,642	$687,244	$625,691	$4,299,760	$254,602	$4,139,063

NET ASSETS CONSIST OF:
Paid-in Capital	$1,161,269	$1,166,393	$633,277	$631,773	$4,441,845	$278,227	$3,907,517
Undistributed Net Investment Loss	(14,004)	(9,296)	(7,994)	(6,583)	(52,011)	(3,736)	(62,544)
Accumulated Net Realized Gain (Loss)	61,831	(157,456)	49,613	(7,750)	(188,227)	(21,167)	139,250
Net Unrealized Appreciation
(Depreciation)	15,681	10,001	12,348	8,251	98,153	1,278	154,840
Total Net Assets	$1,224,777	$1,009,642	$687,244	$625,691	$4,299,760	$254,602	$4,139,063

MAXIMUM OFFERING PRICE
PER SHARE:
Net Assets	$1,224,777	$1,009,642	$687,244	$625,691	$4,299,760	$254,602	$4,139,063
Shares Outstanding (unlimited authorized,
$.01 par value)	118,566	115,026	64,273	64,309	438,314	27,471	395,793
NET ASSET VALUE PER SHARE .	$10.33	$8.78	$10.69	$9.73	$9.81	$9.27	$10.46

MAXIMUM OFFERING PRICE
PER SHARE (Net Asset Value Per
Share/(100% — 4.50% offering price)	$10.82	$9.19	$11.19	$10.19	$10.27	$9.71	$10.95

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2005 (Unaudited)

	Principal	Principal	Principal	Principal	Principal
	Protected	Protected	Protected	Protected	Protected
	500 Series I	100 Series I	2000 Series I	400 Series I	LS Series I
INVESTMENT INCOME

Income:
Interest	$41,215	$21,547	$14,692	$15,238	$11,685
Total Income	41,215	21,547	14,692	15,238	11,685
EXPENSES:
Advisory Fees (Note C)	6,966	3,435	2,639	2,764	502
Distribution and Service Fees (Note E)
Blue Class	10,108	4,824	3,610	3,798	2,136
Green Class	341	328	348	348	272
Professional Services	18,142	9,255	7,023	7,397	4,777
Administration (Note G)	40,245	16,602	16,177	16,943	10,471
Registration Fees	1,034	521	407	428	308
Trustees' Fees and Expenses	3,883	2,017	1,538	1,603	1,241
Other	3,957	2,187	1,821	1,913	1,369
Total Expenses	84,676	39,169	33,563	35,194	21,076
Net Investment Income (Loss)	(43,461)	(17,622)	(18,871)	(19,956)	(9,391)
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain/(loss) on investments	45,481	(14,549)	(66,643)	34,897	(3,944)
Net change in unrealized appreciation/
(depreciation) on investments	(48,484)	2,152	12,940	(19,691)	(9,442)
Net realized and unrealized gain/(loss)
on investments	(3,003)	(12,397)	(53,703)	15,206	(13,386)
NET INCREASE/(DECREASE) IN NET
ASSETS RESULTING FROM
OPERATIONS	$(46,464)	$(30,019)	$(72,574)	$(4,750)	$(22,777)

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF OPERATIONS
June 30, 2005 (Unaudited)

	500 Protected Growth Fund II	100 Protected Growth Fund II	400 Protected Growth Fund II	2000 Protected Growth Fund II	Total Index Protected Growth Fund II	LS Protected Growth Fund II	Total Index Growth Fund II

INVESTMENT INCOME

Income:
Interest	$17,520	$16,144	$9,479	$9,671	$69,481	$3,669	$71,702

Total Income	17,520	16,144	9,479	9,671	69,481	3,669	71,702

EXPENSES:
Advisory Fees (Note C)	2,625	2,094	1,406	1,331	9,810	175	9,805
Distribution and Service Fees (Note E)	6,480	5,172	3,471	3,286	24,222	1,401	24,210
Professional Services	7,700	6,374	4,560	3,934	30,097	1,953	45,688
Administration (Note G)	11,140	8,920	5,991	5,687	42,761	2,609	41,907
Registration Fees	453	369	248	242	2,003	145	1,843
Trustees' Fees and Expenses	1,651	1,337	898	855	6,953	479	6,614
Other	1,475	1,174	899	919	5,646	643	4,179

Total Expenses	31,524	25,440	17,473	16,254	121,492	7,405	134,246

Net Investment Income (Loss)	(14,004)	(9,296)	(7,994)	(6,583)	(52,011)	(3,736)	(62,544)

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	91,324	(20,402)	52,297	(31,823)	48,992	15,735	290,359
Net change in unrealized appreciation/
(depreciation) on investments	(63,630)	(12,647)	(31,268)	4,770	(174,674)	(28,665)	(381,882)
Net realized and unrealized gain/(loss)
on investments	27,694	(33,049)	21,029	(27,053)	(125,682)	(12,930)	(91,523)
NET INCREASE/(DECREASE) IN
NET ASSETS RESULTING
FROM OPERATIONS	$13,690	$(42,345)	$13,035	$(33,636)	$(177,693)	$(16,666)	$(154,067)

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2005 (Unaudited)

	Principal Protected		Principal Protected
	500 Series I		100 Series I
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

INCREASE IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(43,461)	$(48,133)	$(17,622)	$(26,790)
Net Realized Gain (Loss)	45,481	(60,447)	(14,549)	(95,203)
Net Unrealized Appreciation (Depreciation)	(48,484)	101,329	2,152	8,807
Net Increase (Decrease) in Net Assets
from Operations	(46,464)	(7,251)	(30,019)	(113,186)

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
Distributions from Net Realized Gain	—	—	—	—
Distributions from Paid-in Capital	—	—	—	—
Green Shares
Distribution from Net Realized Gain	—	—	—	—
Distributions from Paid-in Capital	—	—	—	—
Net Decrease in Net Assets Due to Distributions	—	—	—	—

CAPITAL SHARE TRANSACTIONS:
Net Increase (Decrease) in Net Assets Resulting
from Capital Share Transactions	(1,118,509)	(1,483,419)	(495,249)	(876,024)

Total increase (decrease) in net assets	(1,164,973)	(1,490,670)	(525,268)	(989,210)
Net Assets, Beginning of Period	3,183,304	4,673,974	1,599,411	2,588,621
Net Assets, End of Period	$2,018,331	$3,183,304	$1,074,143	$1,599,411

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2005 (Unaudited)

	Principal Protected		Principal Protected
	2000 Series I		400 Series I
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

INCREASE IN NET ASSETS

OPERATIONS
Net Investment Income (Loss)	$(18,871)	$(21,988)	$(19,956)	$(21,706)
Net Realized Gain (Loss)	(66,643)	54,107	34,897	(9,328)
Net Unrealized Appreciation (Depreciation)	12,940	5,894	(19,691)	50,156
Net Increase (Decrease) in Net Assets
from Operations	(72,574)	38,013	(4,750)	19,122

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
Distributions from Net Realized Gain	—	(17,491)	—	(8,893)
Distributions from Paid-in Capital	—	—	—	—
Green Shares
Distribution from Net Realized Gain	—	(1,325)	—	(642)
Distributions from Paid-in Capital	—	—	—	—
Net Decrease in Net Assets Due to Distributions	—	(18,816)	—	(9,535)

CAPITAL SHARE TRANSACTIONS:
Net Increase (Decrease) in Net Assets Resulting
from Capital Share Transactions	(380,996)	(601,895)	(495,598)	(528,749)

Total increase (decrease) in net assets	(453,570)	(582,698)	(500,348)	(519,162)

Net Assets, Beginning of Period	1,254,723	1,837,421	1,315,646	1,834,808
Net Assets, End of Period	$801,153	$1,254,723	$815,298	$1,315,646

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2005 (Unaudited)

	Principal Protected		500 Protected
	LS Series I		Growth Fund II
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

INCREASE IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(9,391)	$(26,679)	$(14,004)	$(28,438)
Net Realized Gain (Loss)	(3,944)	(21,899)	91,324	(29,493)
Net Unrealized Appreciation (Depreciation)	(9,442)	17,712	(63,630)	79,311

Net Increase (Decrease) in Net Assets
from Operations	(22,777)	(30,866)	(13,690)	21,380

DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
Blue Shares
Distributions from Net Realized Gain	—	(14,548)	—	—
Distributions from Paid-in Capital	—	—	—	—
Green Shares
Distribution from Net Realized Gain	—	(1,590)	—	—
Distributions from Paid-in Capital	—	—	—	—
Net Decrease in Net Assets Due to Distributions	—	(16,138)	—	—

CAPITAL SHARE TRANSACTIONS:
Net Increase (Decrease) in Net Assets Resulting
from Capital Share Transactions	(425,574)	(417,304)	(183,592)	(522,795)

Total increase (decrease) in net assets	(448,351)	(464,308)	(169,902)	(531,415)

Net Assets, Beginning of Period	946,544	1,410,852	1,394,679	1,926,094
Net Assets, End of Period	$498,193	$946,544	$1,224,777	$1,394,679

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2005 (Unaudited)

	100 Protected		400 Protected
	Growth Fund II		Growth Fund II
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

INCREASE IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(9,296)	$(20,208)	$(7,994)	$(14,580)
Net Realized Gain (Loss)	(20,402)	(137,054)	52,297	(2,684)
Net Unrealized Appreciation (Depreciation)	(12,647)	22,648	(31,268)	43,616

Net Increase (Decrease) in Net Assets
from Operations	(42,345)	(134,614)	13,035	26,352

CAPITAL SHARE TRANSACTIONS:
Net Increase (Decrease) in Net Assets Resulting
from Capital Share Transactions	(78,339)	(281,472)	(91,649)	(244,094)

Total increase (decrease) in net assets	(120,684)	(416,086)	(78,614)	(217,742)

Net Assets, Beginning of Period	1,130,326	1,546,412	765,858	983,600
Net Assets, End of Period	$1,009,642	$1,130,326	$687,244	$765,858

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2005 (Unaudited)

	2000 Protected		Total Index Protected
	Growth Fund II		Growth Fund II
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

INCREASE IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(6,583)	$(14,796)	$(52,011)	$(97,739)
Net Realized Gain (Loss)	(31,823)	24,072	48,992	(237,219)
Net Unrealized Appreciation (Depreciation)	4,770	3,481	(174,674)	272,827

Net Increase (Decrease) in Net Assets
from Operations	(33,636)	12,757	(177,693)	(62,131)

CAPITAL SHARE TRANSACTIONS:
Net Increase (Decrease) in Net Assets Resulting
from Capital Share Transactions	(86,599)	(87,175)	(1,681,778)	(1,904,109)

Total increase (decrease) in net assets	(120,235)	(74,418)	(1,859,471)	(1,966,240)

Net Assets, Beginning of Period	745,926	820,344	6,159,231	8,125,471
Net Assets, End of Period	$625,691	$745,926	$4,299,760	$6,159,231

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
June 30, 2005 (Unaudited)

	LS Protected		Total Index
	Growth Fund II		Growth Fund III
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2005	December 31,	June 30, 2005	December 31,
	(Unaudited)	2004	(Unaudited)	2004

INCREASE IN NET ASSETS
OPERATIONS
Net Investment Income (Loss)	$(3,736)	$(20,959)	$(62,544)	$(19,524)
Net Realized Gain (Loss)	15,734	(36,898)	290,359	(151,109)
Net Unrealized Appreciation (Depreciation)	(28,664)	29,943	(381,882)	536,722

Net Increase (Decrease) in Net Assets
from Operations	(16,666)	(27,914)	(154,067)	366,089

CAPITAL SHARE TRANSACTIONS:
Net Increase (Decrease) in Net Assets Resulting
from Capital Share Transactions	(171,828)	(247,581)	(1,375,998)	(5,303,039)

Total increase (decrease) in net assets	(188,494)	(275,495)	(1,530,065)	5,669,128

Net Assets, Beginning of Period	443,096	718,591	5,669,128	—
Net Assets, End of Period	$254,602	$443,096	$4,139,063	$5,669,128

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

Principal Protected 500 Series I

	Blue Shares					Green Shares
			For the	For the				For the	For the
	For the Six		Year	Period		For the Six		Year	Period
	Months Ended		Ended	Ended		Months Ended		Ended	Ended
	June 30, 2005 (Unaudited)		December 31, 2004	December 31, 2003*		June 30, 2005 (Unaudited)		December 31, 2004	December 31, 2003*
Net Asset Value, Beginning of Period	$9.77		$9.81	$10.00		$9.75		$9.81	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.15)		(0.13)	(0.19)		(0.15)		(0.12)	(0.19)
Net Realized and Unrealized Gain (Loss)	0.03		0.09	0.00	(c)	0.01		0.06	0.00	(c)
Total from Investment Operations	(0.12)		(0.04)	(0.19)		(0.14)		(0.06)	(0.19)

Net Asset Value - End of Period	$9.65		$9.77	$9.81		$9.61		$9.75	$9.81

Total Return (a)	(1.23	)%(b)	(0.41)%	(2.00	)%(b)	(1.44	)%(b)	(0.61)%	(2.00	)%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$2,015		$3,086	$4,092		$3		$98	$582

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements (e)	6.11	%***	8.65%	6.90	%***	6.11	%***	8.49%	6.90	%***
After Expense Waivers and Reimbursements	6.11	%***	4.27%	5.29	%***	6.11%	%***	4.18%	5.29	%***

Ratio of Net Investment Income
(Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements (e)	(3.14	)%***	(5.68)%	(4.41	)%***	(3.14	)%***	(5.53)%	(4.41	)%***
After Expense Waivers and Reimbursements	(3.14	)%***	(1.31)%	(2.80	)%***	(3.14	)%***	(1.23)%	(2.80	)%***

Portfolio Turnover Rate (d)	0%		0%	48%		0%		0%	48%

*	Commencement of operations was April 17, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Amount represents less than $0.005 per share.
(d)	Does not include the effect of short-term options.
(e)	During fiscal years 2003 and 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $62,406 and $147,018, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

Principal Protected 100 Series I

	Blue Shares					Green Shares
			For the	For the				For the	For the
	For the Six		Year	Period		For the Six		Year	Period
	Months Ended		Ended	Ended		Months Ended		Ended	Ended
	June 30, 2005		December	December		June 30, 2005		December	December
	(Unaudited)		31, 2004	31, 2003*		(Unaudited)		31, 2004	31, 2003*
Net Asset Value, Beginning of Period	$9.39		$9.88	$10.00		$9.39		$9.88	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.12)		(0.12)	(0.22)		(0.12)		(0.15)	(0.22)
Net Realized and Unrealized Gain (Loss)	(0.07)		(0.37)	0.16		(0.05)		(0.34)	0.16
Total from Investment Operations	(0.19)		(0.49)	(0.06)		(0.17)		(0.49)	(0.06)

Less Distributions
Distributions from Net Realized Gains	0.00		0.00	(0.02)		0.00		0.00	(0.02)
Distributions from Paid-in Capital	0.00		0.00	(0.04)		0.00		0.00	(0.04)
Total Distributions	0.00		0.00	(0.06)		0.00		0.00	(0.06)

Net Asset Value - End of Period	$9.20		$9.39	$9.88		$9.22		$9.39	$9.88

Total Return (a)	(2.23	)%(b)	(4.96)%	(0.74	)%(b)	(1.91	)%(b)	(4.96)%	(0.74	)%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,071		$1,506	$2,490		$3		$94	$99

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements (d)	5.74	%***	9.99%	8.60	%***	5.74	%***	10.14%	8.60	%***
After Expense Waivers and Reimbursements	5.74	%***	4.32%	5.86	%***	5.74	%***	4.63%	5.86	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements(d)	(2.58	)%***	(6.96)%	(6.01	)%***	(2.58	)%***	(7.10)%	(6.01	)%***
After Expense Waivers and Reimbursements	(2.58	)%***	(1.29)%	(3.27	)%***	(2.58	)%***	(1.59)%	(3.27	)%***

Portfolio Turnover Rate(c)	0%		0%	63%		0%		0%	63%

*	Commencement of operations was April 17, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Does not include the effect of short-term options.
(d)	During fiscal years 2003 and 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $61,979 and $106,901, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

Principal Protected 2000 Series I

	Blue Shares					Green Shares
			For the	For the				For the	For the
	For the Six		Year	Period		For the Six		Year	Period
	Months Ended		Ended	Ended		Months Ended		Ended	Ended
	June 30, 2005		December	December		June 30, 2005		December	December
	(Unaudited)		31, 2004	31, 2003*		(Unaudited)		31, 2004	31, 2003*
Net Asset Value, Beginning of Period	$10.00		$9.84	$10.00		$9.99		$9.85	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.17)		(0.14)	(0.21)		(0.17)		(0.18)	(0.21)
Net Realized and Unrealized Gain (Loss)	(0.41)		(0.43)	0.31		(0.38)		0.45	0.32
Total from Investment Operations	(0.58)		0.29	0.10		(0.55)		0.27	0.11

Less Distributions
Distributions from Net Realized Gains	0.00		(0.13)	(0.26)		0.00		(0.13)	(0.26)
Distributions from Paid-in Capital	0.00		0.00	0.00		0.00		0.00	0.00
Total Distributions	0.00		(0.13)	(0.26)		0.00		(0.13)	(0.26)

Net Asset Value - End of Period	$9.42		$10.00	$9.84		$9.44		$9.99	$9.85

Total Return (a)	(5.80	)%(b)	3.03%	(0.87	)%(b)	(5.51	)%(b)	2.83%	(0.74	)%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$798		$11,152	$1,737		$3		$103	$101

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements (e)	6.40	%***	11.12%	9.61	%***	6.40	%***	11.29%	9.61	%***
After Expense Waivers and Reimbursements	6.40	%***	4.32%	5.60	%***	6.40	%***	4.72%	5.60	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements(e)	(3.60	)%***	(8.21)%	(7.06	)%***	(3.60	)%***	(8.38)%	(7.06	)%***
After Expense Waivers and Reimbursements	(3.60	)%***	(1.42)%	(3.05	)%***	(3.60	)%***	(1.81)%	(3.05	)%***

Portfolio Turnover Rate(d)	0%		0%	69%		0%		0%	69%

*	Commencement of operations was April 17, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Amount represents less than $0.005 per share.
(d)	Does not include the effect of short-term options.
(e)	During fiscal years 2003 and 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $61,609 and $96,750, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

Principal Protected 400 Series I

	Blue Shares					Green Shares
			For the	For the				For the	For the
	For the Six		Year	Period		For the Six		Year	Period
	Months Ended		Ended	Ended		Months Ended		Ended	Ended
	June 30, 2005		December	December		June 30, 2005		December	December
	(Unaudited)		31, 2004	31, 2003*		(Unaudited)		31, 2004	31, 2003*
Net Asset Value, Beginning of Period	$9.91		$9.81	$10.00		$9.90		$9.82	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.17)		(0.13)	(0.20)		(0.17)		(0.17)	(0.20)
Net Realized and Unrealized Gain (Loss)	0.23		0.29	0.16		0.26		0.31	0.17
Total from Investment Operations	0.06		0.16	(0.04)		0.09		0.14	(0.03)

Less Distributions
Distributions from Net Realized Gains	0.00		(0.06)	(0.15)		0.00		(0.06)	(0.15)
Distributions from Paid-in Capital	0.00		0.00	0.00		0.00		0.00	0.00
Total Distributions	0.00		(0.06)	(0.15)		0.00		(0.06)	(0.15)

Net Asset Value - End of Period	$9.97		$9.91	$9.81		$9.99		$9.90	$9.82

Total Return (a)	0.61	%(b)	1.71%	(0.54	)%(b)	0.91	%(b)	1.50%	(0.44	)%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$812		$1,215	$1,735		$4		$100	$99

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements (e)	6.40	%***	11.04%	9.54	%***	6.40	%***	11.19%	9.54	%***
After Expense Waivers and Reimbursements	6.40	%***	4.29%	5.59	%***	6.40	%***	4.65%	5.59	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements(e)	(3.63	)%***	(8.12)%	(6.98	)%***	(3.63	)%***	(8.33)%	(6.98	)%***
After Expense Waivers and Reimbursements	(3.63	)%***	(1.37)%	(3.03	)%***	(3.63	)%***	(1.73)%	(3.03	)%***

Portfolio Turnover Rate(d)	0%		0%	61%		0%		0%	61%

*	Commencement of operations was April 17, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Amount represents less than $0.005 per share.
(d)	Does not include the effect of short-term options.
(e)	During fiscal years 2003 and 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $61,614 and $97,719, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

Principal Protected LS Series I

	Blue Shares					Green Shares
			For the	For the				For the	For the
	For the Six		Year	Period		For the Six		Year	Period
	Months Ended		Ended	Ended		Months Ended		Ended	Ended
	June 30, 2005		December	December		June 30, 2005		December	December
	(Unaudited)		31, 2004	31, 2003*		(Unaudited)		31, 2004	31, 2003*
Net Asset Value, Beginning of Period	$9.57		$9.92	$10.00		$9.57		$9.91	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.11)		(0.22)	(0.19)		(0.11)		(0.23)	(0.19)
Net Realized and Unrealized Gain (Loss)	(0.12)		0.03	0.26		(0.12)		0.05	0.25
Total from Investment Operations	(0.23)		(0.19)	0.07		(0.23)		(0.18)	0.06

Less Distributions
Distributions from Net Realized Gains	0.00		(0.16)	(0.15)		0.00		(0.06)	(0.15)
Distributions from Paid-in Capital	0.00		0.00	0.00		0.00		0.00	0.00
Total Distributions	0.00		(0.16)	(0.15)		0.00		(0.16)	(0.15)

Net Asset Value - End of Period	$9.34		$9.57	$9.92		$9.34		$9.57	$9.91

Total Return (a)	(2.40	)%(b)	(1.88)%	0.67	%(b)	(2.40	)%(b)	1.78%	(0.57	)%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$495		$848	$1,311		$3		$98	$100

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements (e)	5.27	%***	12.87%	9.24	%***	5.27	%***	12.95%	9.24	%***
After Expense Waivers and Reimbursements	5.27	%***	5.13%	5.17	%***	5.27	%***	5.26%	5.17	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements(e)	(2.35	)%***	(10.00)%	(6.76	)%***	(2.35	)%***	(10.77)%	(6.76	)%***
After Expense Waivers and Reimbursements	(2.35	)%***	(2.26)%	(2.69	)%***	(2.35	)%***	(2.38)%	(2.69	)%***

Portfolio Turnover Rate(d)	0%		0%	101%		0%		0%	101%

*	Commencement of operations was April 17, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Amount represents less than $0.005 per share.
(d)	Does not include the effect of short-term options.
(e)	During fiscal years 2003 and 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2003 and 2004 fiscal years was equal to $61,687 and $87,781, respectively. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

500 Protected Growth Fund II

	For the Six
	Months Ended
	June 30, 2005		For the Year Ended		For the Period Ended
	(Unaudited)		December 31, 2004		December 31, 2003*
Net Asset Value, Beginning of Period	$10.21		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.11)		(0.16)		0.00
Net Realized and Unrealized Gain (Loss)	0.23		0.37		0.00
Total from Investment Operations	0.12		0.21		0.00
Net Asset Value — End of Period	$10.33		$10.21		$10.00
Total Return(a)	1.18	%(b)	2.10%		0.00	%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,225		$1,395		$1,926

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	4.90	%***	12.98	%(d)	2.99	%***
After Expense Waivers and Reimbursements	4.90	%***	4.53%		0.60	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(2.17	)%***	(10.07	)%(d)	(2.38	)%***
After Expense Waivers and Reimbursements	(2.17	)%***	(1.62)%		0.00	%***

Portfolio Turnover Rate(c)	0%		62%		N/A

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Does not include the effect of short-term options.
(d)	During the fiscal year 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $114,185. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.
N/A	Not Applicable

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

100 Protected Growth Fund II

	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31, 2004		For the Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$9.13		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.08)		(0.14)		0.00
Net Realized and Unrealized Gain (Loss)	(0.27)		(0.73)		0.00
Total from Investment Operations	(0.35)		(0.87)		0.00
Net Asset Value — End of period	$8.78		$9.13		$10.00
Total Return(a)	(4.25	)%(b)	(8.70)%		0.00	%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$1,010		$1,130		$1,546

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	4.95	%***	14.35	%(d)	3.00	%***
After Expense Waivers and Reimbursements	4.95	%***	4.59%		0.59	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(1.81	)%***	(11.27	)%(d)	(2.42	)%***
After Expense Waivers and Reimbursements	(1.81	)%***	(1.51)%		0.00	%***

Portfolio Turnover Rate(c)	0%		47%		N/A

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Does not include the effect of short-term options.
(d)
During the fiscal year 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $104,293. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

N/A	Not Applicable

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

400 Protected Growth Fund II

	For the Six
	Months Ended
	June 30, 2005		For the Year Ended		For the Period Ended
	(Unaudited)		December 31, 2004		December 31, 2003*
Net Asset Value, Beginning of Period	$10.46		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.12)		(0.16)		0.00
Net Realized and Unrealized Gain (Loss)	0.35		0.62		0.00
Total from Investment Operations	0.23		0.46		0.00
Net Asset Value — End of Period	$10.69		$10.46		$10.00
Total Return(a)	2.20	%(b)	4.60%		0.00	%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$687		$766		$984

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	5.06	%***	17.06	%(d)	3.00	%***
After Expense Waivers and Reimbursements	5.06	%***	4.54%		0.57	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(2.32	)%***	(14.16	)%(d)	(2.43	)%***
After Expense Waivers and Reimbursements	(2.32	)%***	(1.64)%		0.00	%***

Portfolio Turnover Rate(c)	0%		57%		N/A

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Does not include the effect of short-term options.
(d)
During the fiscal year 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $93,484. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

N/A	Not Applicable

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

2000 Protected Growth Fund II

	For the Six
	Months Ended
	June 30, 2005		For the Year Ended		For the Period Ended
	(Unaudited)		December 31, 2004		December 31, 2003*
Net Asset Value, Beginning of Period	$10.19		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.10)		(0.19)		0.00
Net Realized and Unrealized Gain (Loss)	0.36		0.38		0.00
Total from Investment Operations	0.26		0.19		0.00
Net Asset Value — End of Period	$10.45		$10.19		$10.00
Total Return(a)	(4.51	)%(b)	1.90%		0.00	%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$626		$746		$820

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	4.98	%***	18.86	%(d)	3.00	%***
After Expense Waivers and Reimbursements	4.98	%***	4.89%		0.51	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(2.02	)%***	(15.93	)%(d)	(2.49	)%***
After Expense Waivers and Reimbursements	(2.02	)%***	(1.96)%		0.00	%***

Portfolio Turnover Rate(c)	0%		31%		N/A

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Does not include the effect of short-term options.
(d)
During the fiscal year 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $91,115. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

N/A	Not Applicable

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

Total Index Protected Growth Fund II

	For the Six
	Months Ended
	June 30, 2005		For the Year Ended		For the Period Ended
	(Unaudited)		December 31, 2004		December 31, 2003*
Net Asset Value, Beginning of Period	$10.06		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.10)		(0.13)		0.00
Net Realized and Unrealized Gain (Loss)	(0.15)		0.19		0.00
Total from Investment Operations	(0.25)		0.06		0.00
Net Asset Value — End of Period	$9.81		$10.06		$10.00
Total Return(a)	(2.58	)%(b)	0.60%		0.00	%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$4,300		$6,159		$8,125

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	5.35	%***	9.45	%(d)	3.00	%***
After Expense Waivers and Reimbursements	5.35	%***	4.33%		0.42	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(2.29	)%***	(6.51	)%(d)	(2.58	)%***
After Expense Waivers and Reimbursements	(2.29	)%***	(1.38)%		0.00	%***

Portfolio Turnover Rate(c)	0%		59%		N/A

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Does not include the effect of short-term options.
(d)
During the fiscal year 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $238,947. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

N/A	Not Applicable

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

LS Protected Growth Fund II

	For the Six Months Ended June 30, 2005 (Unaudited)		For the Year Ended December 31, 2004		For the Period Ended December 31, 2003*
Net Asset Value, Beginning of Period	$9.65		$10.00		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.12)		(0.27)		0.00
Net Realized and Unrealized Gain (Loss)	(0.26)		(0.08)		(0.00	)(c)
Total from Investment Operations	(0.38)		(0.35)		0.00
Net Asset Value — End of Period	$9.27		$9.65		$10.00
Total Return(a)	(3.94	)%(b)	(3.50)%		0.00	%(b)

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$255		$443		$719

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	4.85	%***	21.21	%(e)	2.99	%***
After Expense Waivers and Reimbursements	4.85	%***	5.16%		0.44	%***

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(2.45	)%***	(18.86	)%(e)	(2.54	)%***
After Expense Waivers and Reimbursements	(2.45	)%***	(2.81)%		0.00	%***

Portfolio Turnover Rate(d)	0%		63%		N/A

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)	Total return assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Non-annualized.
(c)	Amount represents less than $0.01 per share.
(d)	Does not include the effect of short-term options.
(e)
During the fiscal year 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $86,044. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

N/A	Not Applicable

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS — FINANCIAL HIGHLIGHTS
The table below sets forth financial data for one share of capital stock outstanding throughout the periods presented.
June 30, 2005 (Unaudited)

Total Index Growth Fund III

	For the Six
	Months Ended
	June 30, 2005		For the Period Ended
	(Unaudited)		December 31, 2004
Net Asset Value, Beginning of Period	$10.70		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)**	(0.13)		(0.04)
Net Realized and Unrealized Gain (Loss)	(0.11)		0.74
Total from Investment Operations	(0.24)		0.70
Net Asset Value — End of Period	$10.46		$10.70
Total Return(a)	(2.24)%		7.00%

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$4,139		$5,669

Ratio of Expenses to Average Net Assets:
Before Expense Waivers and Reimbursements	5.59	%***	10.15	%***(c)
After Expense Waivers and Reimbursements	5.59%		3.00%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Expense Waivers and Reimbursements	(2.60	)%***	(7.62	)%***(c)
After Expense Waivers and Reimbursements	(2.60)%		(0.47)%

Portfolio Turnover Rate(b)	0%		20%

*	Commencement of operations was October 2, 2003.
**	The net investment loss per share data was determined using average shares outstanding throughout the period.
***	Annualized.

(a)
The return is non-annualized and assumes reinvestment of all dividends and distributions for the period, if any, and does not include payment of the maximum sales charge. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Does not include the effect of short-term options.
(c)
During the fiscal year 2004, the fund was required to pay J.P. Morgan Investor Services Co. (“JPMIS”) for certain administrative services an amount equal to an annual rate of up to 0.20% of its average daily net assets, subject to a minimum fee per year, which for the 2004 fiscal year was equal to $154,416. Under an agreement with the Trust, the Adviser agreed to pay any administration fees in excess of 0.20% of the fund’s average daily net assets. During the period from January 1, 2005 through February 21, 2005, which is the date on which the agreement with JPMIS was terminated, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of the Trust’s administrative functions to its new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

The accompanying notes are an integral part of the financial statements.

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

A.
Organization: AGILEX Funds (the “Trust”) was organized as a Delaware statutory trust on March 26, 2002. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of December 31, 2004, the Trust is comprised of three series (“Series I”, “Series II” and “Series III”). Series I consists of five portfolios: Principal Protected 500 Series I, Principal Protected 100 Series I, Principal Protected 2000 Series I, Principal Protected 400 Series I and Principal Protected LS Series I, while Series II is comprised of six portfolios: 500 Protected Growth Fund II, 100 Protected Growth Fund II, 400 Protected Growth Fund II, 2000 Protected Growth Fund II, Total Index Protected Growth Fund II and LS Protected Growth Fund II, and Series III is comprised of one portfolio: Total Index Growth Fund III (individually a “Fund” and collectively the “Funds”). The investment objective of the Funds, except the Series III Fund, is to meet or exceed the performance of certain indexes over a seven-year period while protecting the value of a shareholder’s principal investment in the Fund (including any sales load) at the end of the seven-year period (the “Protected Amount”). The primary investment objective of the Series III Fund is to meet or exceed the performance of a certain index over a seven-year period with absolute returns. The secondary objective of the Fund is to protect a shareholder’s Protected Amount at the end of the seven-year period. The indexes that were selected to be the Funds’ benchmarks are as follows:

Fund	Benchmark
Principal Protected 500 Series I	Standard & Poor’s 500 Composite Stock Index
Principal Protected 100 Series I	Nasdaq-100 Index
Principal Protected 2000 Series I	Russell 2000 Index
Principal Protected 400 Series I	Standard & Poor’s Mid-Cap 400 Index
Principal Protected LS Series I	Standard & Poor’s 500 Composite Stock Index
500 Protected Growth Fund II	Standard & Poor’s 500 Composite Stock Index
100 Protected Growth Fund II	Nasdaq-100 Index
400 Protected Growth Fund II	Standard & Poor’s Mid-Cap 400 Index
2000 Protected Growth Fund II	Russell 2000 Index
Total Index Protected Growth Fund II	Standard & Poor’s 500 Composite Stock Index
LS Protected Growth Fund II	Standard & Poor’s 500 Composite Stock Index
Total Index Growth Fund III	Standard & Poor’s 500 Composite Stock Index

The offering period for Series I, Series II and Series III was February 20, 2003 through June 20, 2003, September 2, 2003 through December 29, 2003, and February 17, 2004 through May 31, 2004, respectively. Each Fund in Series I was seeded with $20,000 in capital for 2,000 seed shares by AGILEX Advisors LLC (the “Adviser”), formerly Black Diamond Asset Management LLC. Shares were sold to the public and operations commenced on April 17, 2003 for each Fund in Series I, October 2, 2003 for each Fund in Series II and March 24, 2004 for the Fund in Series III. The Investment Date, when the Adviser began investment operations to meet the Funds’ investment objectives, was July 7, 2003, January 5, 2004 and June 7, 2004 for Series I, Series II, and Series III, respectively.

Each Fund in the Trust offers either a single class of shares (Series II and III), or two classes of shares (Series I). Funds with two classes of shares offer Blue Shares and Green Shares. Each class of shares of a Series I Fund represents interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structure and ongoing operating expenses.

B.
Significant Accounting Policies.The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

1.
Security Valuation. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices or current market quotations or calculations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) normally are valued at the Nasdaq official closing price. Other OTC securities are valued at the last bid price. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sales price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Options are valued using the mean between the ask and bid prices. U.S. Government securities values are based upon latest quoted bid price. Money market instruments and debt securities maturing in 60 days or less are valued at amortized cost. All other securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees and in accordance with procedures adopted by the Board. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

2.
Zero Coupon Treasuries. Zero coupon treasuries are debt obligations issued or guaranteed by the U.S. Treasury and sold at a discount from their face value and do not pay current interest to holder prior to maturity. The discount approximates the total interest the securities will accrue and compound over the period to maturity at a rate of interest reflecting the market rate at the time of pur-

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

chase. The original issue discount on the zero coupon securities is amortized using the effective interest method and included in the income of a Fund, even though payment has not been received. Because interest on zero coupon treasuries is not paid on a current basis but is in effect compounded, the value of these securities may be subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly.

3.
Options on Fixed-Income, Equity Securities and Indices. Each Fund may purchase or write exchange-traded or OTC put and call options on fixed-income securities, equity securities, exchange traded funds and stock indices. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expired unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. A Fund may employ these investment strategies to enhance its performance or to hedge against a decline in the value of securities owned by the Funds. However, the Adviser will purchase put options for the Funds (except the Principal Protected LS Series I and LS Protected Growth Fund II “LS Funds”) only as a risk reducing technique. A stock index option and an exchange-traded fund option are an option contract whose value is based on the value of a stock index or exchange traded fund at some future point in time. When writing call and put options, the Funds will “cover” these positions by purchasing a call or put option on the same index or security. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at the exercise price. In a purchase of a call or put option, the Fund records an amount equal to the premium paid as cost and marks-to-market on a daily basis based upon the current market price of the call option or put option. When call or put options are closed a realized gain or loss is recorded.

4.
Accounting for Investments. Security transactions are accounted for on the trade date basis. Realized gains and losses on the sale of investment securities are determined by the identified cost method. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the effective interest method over their respective lives.

5.	Multiple Class Allocations. Investment income and expenses (other than service and distribution fees) are allocated to each class based upon average daily net assets of the class.

C.
Adviser Fee. The Trust, on behalf of each Fund (except the LS Funds and the Total Index Growth Fund III), pays the Adviser a fee as a percentage of aggregate average daily net assets of all the Funds (except the LS Funds and the Total Index Growth Fund III) at an annualized rate of 0.50% of the first $2 billion in aggregate average daily net assets, 0.55% of the excess over $2 billion up to $3 billion in aggregate average daily net assets, 0.60% of the excess over $3 billion up to $4 billion in aggregate average daily net assets and 0.65% of the excess over $4 billion in aggregate average daily net assets.

The Trust, on behalf of the Total Index Growth Fund III, pays the Adviser a fee as a percentage of aggregate average daily net assets of the Fund at an annualized rate of 0.20% of the first $2 billion of assets invested in Designated Treasury Securities, 0.22% of the excess over $2 billion up to $3 billion of such assets, 0.24% of the excess over $3 billion up to $4 billion of such assets, and 0.26% of the excess over $4 billion of such assets; plus 1.00% of the first $2 billion of assets not invested in Designated Treasury Securities, 1.10% of the excess over $2 billion up to $3 billion of such assets, 1.20% of the excess over $3 billion up to $4 billion of such assets, and 1.30% of the excess over $4 billion of such assets.

The Trust, on behalf of the LS Funds, pays the Adviser a fee as a percentage of the Fund’s average daily net assets at an annualized rate of 0.125%, plus an amount equal to 12.5% of the amount by which the return of the Fund at each calendar quarter-end exceeds the highest previous calendar quarter-end return of the Fund.

With respect to the Series II Funds (except the LS Fund II), the Adviser has contractually agreed with the Trust to limit its management fee with respect to each Series II Fund (except the LS Fund II) so that the aggregate annual management fee paid by each such Fund does not exceed the sum of (i) 0.20% of the average daily net assets of each such Fund invested in Designated Treasury Securities, plus (ii) 1.00% of the average daily net assets of each such Fund invested in all other assets. However, in no event will the aggregate annual management fee paid by a Fund exceed 0.50% of its average daily net assets. This arrangement will remain in effect until December 31, 2005 and will be considered for renewal by the Adviser and the Trust’s Board of Trustees on an annual basis.

For the period ended June 30, 2005, there were no payments due under the contractual agreement described above.

D.
Trustee Fees. Each Trustee is paid an annual retainer fee of $8,000 for the Trustee’s service to the Trust. In addition, each Trustee is paid a fee of $3,000 for each Board meeting attended. Trustees are also reimbursed for travel and related expenses incurred in attending Board meetings.

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

E.
Distributor. Citco Mutual Fund Distributors, Inc. (the “Distributor”) is the distributor of the shares of the Funds and provides distribution services pursuant to Distribution Plans (the “Plans”) in accordance with Rule 12b-1 under the Act. Commencing with the Funds’ Investment Dates, the Funds pay quarterly fees at an annual rate of 0.50% of average net assets for Series I and 0.75% of average net assets for Series II and III. In addition, subject to the maximum fees payable under the Plans, the Trust pays the Distributor an annual fee of $18,000. The Trust allocates the aggregate fee among the Funds based on each Fund’s respective net assets.

For the period ended June 30, 2005, no sales loads were paid.

F.
Shareholder Service Fee: Commencing with the Funds’ Investment Dates, the Funds, except the LS Funds, pay up to 0.25% of the average daily net assets of each class for the servicing of shareholder accounts. Commencing with the Funds’ Investment Dates, the LS Funds pay up to 0.10% of the average daily net assets of each class for the servicing of shareholder accounts. The shareholder service fee may be paid to the Adviser or other financial institutions that provide shareholder services with respect to a class.

G.
Administration Fee. Citco Mutual Fund Services, Inc. (“Citco”) is the Trust’s administrator and has served in this capacity since February 21, 2005. Under an administrative services agreement with Citco, the Trust is required to pay Citco for certain administrative services an amount equal to an annual rate of up to 0.25% of each Fund’s average daily net assets, subject to a minimum annual fee. For the six-month period ended June 30, 2005, the minimum annual fee was equal to an annual rate of $300,000 for the Trust, allocated pro rata among the Funds based on their relative net assets.

Prior to February 21, 2005, J.P. Morgan Investor Services Co. (“JPMIS”) served as the Trust’s administrator. Under an administrative services agreement with JPMIS, the Trust was required to pay JPMIS for certain administrative services an amount equal to an annual rate of up to 0.20% of each Fund’s average daily net assets, subject to a minimum annual fee. For periods through June 30, 2004, the minimum annual fee was equal to an annual rate of $125,000 for all Series I Funds and $150,000 for all other Funds. For periods after June 30, 2004, the minimum annual fee was equal to an annual rate of $1,296,000 for the Trust, allocated pro rata among the Funds based on their relative net assets. Under an agreement with the Trust, the Adviser agreed to pay any administrative fees in excess of 0.20% of each Fund’s average daily net assets. For the period from January 1, 2005 through February 21, 2005, JPMIS agreed to a flat fee for its services with respect to the Trust and the conversion of administrative functions to the Trust’s new administrator equal to $105,000, allocated pro rata among the Funds based on their relative net assets. This fee arrangement superceded all prior fee arrangements with JPMIS for the time period January 1, 2005 through February 21, 2005.

H.	Allocation of Expenses: Direct expenses are charged to the respective Funds and general Trust expenses are allocated to each Fund on the basis of relative net assets.

I.	Purchases and Sales of Securities: For the period ended June 30, 2005, purchases and sales of investment securities, excluding short-term investments, are as follows:

Fund	Purchases	Sales
Principal Protected 500 Series I	$510,206	$1,764,440
Principal Protected 100 Series I	171,680	706,511
Principal Protected 2000 Series I	274,795	682,221
Principal Protected 400 Series I	430,796	1,006,597
Principal Protected LS Series I	191,835	635,176
500 Protected Growth Fund Series II	543,113	802,043
100 Protected Growth Fund Series II	182,092	390,035
400 Protected Growth Fund Series II	368,935	497,191
2000 Protected Growth Fund Series II	220,473	279,870
Total Index Protected Growth Fund Series II	2,581,177	4,386,402
LS Protected Growth Fund Series II	160,157	278,646
Total Index Growth Fund III	2,732,483	4,271,767

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

For the period ended June 30, 2005, purchases and sales of long-term options purchased are as follows:

Fund	Purchases	Sales
Principal Protected 500 Series I	$510,206	$631,142
Principal Protected 100 Series I	171,680	189,887
Principal Protected 2000 Series I	274,795	240,426
Principal Protected 400 Series I	430,796	478,405
Principal Protected LS Series I	191,835	158,773
500 Protected Growth Fund Series II	543,113	639,675
100 Protected Growth Fund Series II	182,092	249,502
400 Protected Growth Fund Series II	368,935	417,360
2000 Protected Growth Fund Series II	220,473	173,850
Total Index Protected Growth Fund Series II	2,581,177	2,797,432
LS Protected Growth Fund Series II	160,157	161,223
Total Index Growth Fund III	2,732,483	2,928,637

J.
Federal Income Taxes: It is each Fund’s intentions to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required.

K.	Capital Share Transactions: Transactions for the Funds, by class of shares, for the periods shown below, were as follows:

			Shares			Dollars
		Issued as				Issued as
				Net				Net
		Reinvestment		Increase/		Reinvestment		Increase/
Fund	Sold	of Dividends	Redeemed	(Decrease)	Sold	of Dividends	Redeemed	(Decrease)
Principal Protected 500
Series I
Blue Shares
Period Ended 6/30/05	—	—	$(107,115)	$(107,115)	—	—	$(1,025,141)	$(1,025,141)
Year Ended 12/31/04	—	—	(100,274)	(100,274)	—	—	(988,130)	(988,130)
Green Shares
Period Ended 6/30/05	—	—	(9,675)	(9,675)	—	—	(93,368)	(93,368)
Year Ended 12/31/04	—	—	(49,317)	(49,317)	—	—	(495,289)	(495,289)
Principal Protected 100
Series I
Blue Shares
Period Ended 6/30/05	—	—	(43,938)	(43,938)	—	—	(406,460)	(406,460)
Year Ended 12/31/04	—	—	(91,762)	(91,762)	—	—	(875,526)	(875,526)
Green Shares
Period Ended 6/30/05	—	—	(9,630)	(9,630)	—	—	(88,789)	(88,789)
Year Ended 12/31/04	—	—	(50)	(50)	—	—	(498)	(498)
Principal Protected 2000
Series I
Blue Shares
Period Ended 6/30/05	—	—	(30,420)	(30,420)	—	—	(287,357)	(287,357)
Year Ended 12/31/04	—	1,721	(63,030)	(61,309)	—	$16,176	(618,885)	(602,709)
Green Shares
Period Ended 6/30/05	—	—	(9,962)	(9,962)	—	—	(93,639)	(93,639)
Year Ended 12/31/04	—	141	(51)	90	—	1,321	(507)	814

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

			Shares			Dollars
		Issued as				Issued as
				Net				Net
		Reinvestment		Increase/		Reinvestment		Increase/
Fund	Sold	of Dividends	Redeemed	(Decrease)	Sold	of Dividends	Redeemed	(Decrease)
Principal Protected 400
Series I
Blue Shares
Period Ended 6/30/05	—	—	(41,177)	(41,177)	—	—	(398,052)	(398,052)
Year Ended 12/31/04	—	871	(55,160)	(54,289)	—	8,151	(537,040)	(528,889)
Green Shares
Period Ended 6/30/05	—	—	(9,784)	(9,784)	—	—	(97,546)	(97,546)
Year Ended 12/31/04	—	68	(50)	18)	—	640	(500)	140)
Principal Protected LS
Series I
Blue Shares
Period Ended 6/30/05	—	—	(35,659)	(35,659)	—	—	(332,470)	(332,470)
Year Ended 12/31/04	—	1,612	(45,125)	(43,513)	—	14,884	(433,006)	(418,122)
Green Shares
Period Ended 6/30/05	—	—	(9,884)	(9,884)	—	—	(93,104)	(93,104)
Year Ended 12/31/04	—	172	(50)	122)	—	1,586	(768)	818)
500 Protected Growth Fund Series II
Period Ended 6/30/05	—	—	(18,059)	(18,059)	—	—	(183,592)	(183,592)
Year Ended 12/31/04	—	—	(55,985)	(55,985)	—	—	(552,795)	(552,795)
100 Protected Growth Fund Series II
Period Ended 6/30/05	—	—	(8,816)	(8,816)	—	—	(78,339)	(78,339)
Year Ended 12/31/04	—	—	(30,799)	(30,799)	—	—	(281,472)	(281,472)
400 Protected Growth Fund Series II
Period Ended 6/30/05	—	—	(8,933)	(8,933)	—	—	(91,649)	(91,649)
Year Ended 12/31/04	—	—	(25,154)	(25,154)	—	—	(244,094)	(244,094)
2000 Protected Growth Fund Series II
Period Ended 6/30/05	—	—	(8,870)	(8,870)	—	—	(86,599)	(86,599)
Year Ended 12/31/04	—	—	(8,856)	(8,856)	—	—	(87,175)	(87,175)
Total Index Protected Growth Fund Series II
Period Ended 6/30/05	—	—	(174,224)	(174,224)	—	—	(1,681,778)	(1,681,778)
Year Ended 12/31/04	—	—	(200,009)	(200,009)	—	—	(1,904,109)	(1,904,109)

AGILEX FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 2005 (Unaudited)

			Shares			Dollars
		Issued as				Issued as
				Net				Net
		Reinvestment		Increase/		Reinvestment		Increase/
Fund	Sold	of Dividends	Redeemed	(Decrease)	Sold	of Dividends	Redeemed	(Decrease)
LS Protected Growth Fund Series II
Period Ended 6/30/05	—	—	(18,455)	(18,455)	—	—	(171,828)	(171,828)
Year Ended 12/31/04	—	—	(25,935)	(25,935)	—	—	(247,581)	(247,581)
Total Index Growth Fund III
Period Ended 6/30/05	—	—	(133,838)	(133,838)	—	—	(1,375,998)	(1,375,998)
Period Ended 12/31/04*	621,968	—	(92,337)	529,631	$6,219,685	—	(916,646)	5,303,039

* Commencement of Operations for Series III was March 24, 2004.

L.	Subsequent Event:

Effective February 22, 2005, AGILEX Funds made the following changes concerning service provider to the Funds for administrator, distributor and custodian:

The administrator changed from JPMIS to Citco Mutual Fund Services, Inc.

The distributor changed from ALPS Distributors, Inc. to Citco Mutual Fund Distributor, Inc.

The custodian changed from JPMorgan Chase & Co. to Wachovia Bank, N.A.

Change in Accountants

On December 10, 2004, Cohen McCurdy, Ltd. (“Cohen”) was selected to replace Deloitte & Touche LLP (“Deloitte”) as the Funds’ independent registered public accounting firm for 2005. The Funds’ selection of Cohen was recommended by the Audit Committee and was approved by the Board of Trustees.

Deloitte’s report dated March 9, 2005 on the Funds’ financial statements as of December 31, 2004 did not contain an adverse opinion or a disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. At the financial statement date and through the date of the engagement of Cohen, there were no disagreements between the Funds and Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures with such disagreements, if not resolved to the satisfaction of Deloitte would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such period.

Neither the Funds nor anyone on their behalf consulted with Cohen on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on the Funds’ financial statements as a result of such consultations or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S—K) or a reportable event (as described in paragraph (a)(1)(v) of said Item 304).

The financial information included therein is taken from the records of the Funds without audit by the Funds’ independent registered public accounting firm.

Quarterly Portfolio Holdings Schedule

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Form N-Q filings are available (i) without charge, upon request, by calling, toll-free, 1-866-726-1700 and on the Funds’ website at http://www.agilexfunds.com and (ii) on the SEC’s website at http://www.sec.gov. The Form N-Q filings also may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005 is available (i) without charge, upon request, by calling, toll-free, 1-866-726-1700 and on the Funds’ website at http:// www.agilexfunds.com) and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

Based on their evaluation of registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) as of August 17, 2004 registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There has been no change in registrant's internal control that occurred during the reporting period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(b)	Certifications pursuant to section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AGILEX Funds

By (Signature and Title)* /s/Robert M. Gunville       President
Date  09/01/2005          Robert M. Gunville

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert M. Gunville     President
Robert M. Gunville

Date 09/01/2005

By (Signature and Title)* /s/Charles F. Fistel   Treasurer
Charles F. Fistel

Date 09/01/2005

* Print the name and title of each signing officer under his or her signature.